Prepayments and other current assets	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses.

	December 31,
	2020	2019
	US$’000	US$’000

Deposits paid	838	344
Prepayments	168	151
Other receivables	250	251
Other tax recoverable	258	2

	1,514	748

ZHEJIANG TIANLAN
Prepayments and other current assets

Prepayments and other current assets mainly represent deposits paid for bidding projects, purchases, services and finance leases and prepaid expenses.

	December 31,
	2020	2019
	RMB’000	RMB’000

Prepayments	16,632	19,962
Other receivables	10,448	13,988
Deposits for finance leases	-	17,512
Other current assets	1,307	1,397

	28,387	52,859